Seller's Earn-Out - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Total fair value of Seller's Earn-Out	$ 42,900
Business combination, shares exchange ration to equity holder		8,573,624
Seller's Earn-Out equity-based compensation		$ 55
Seller's Earn-Out
Business Acquisition [Line Items]
Business combination, shares exchange ration to equity holder		59,882,523
Business combination, shares exchange ration to option and exchanged unit holders		6,308,164
Seller's Earn-out to unvested exchanged option on grant date	889
Seller's Earn-out to unvested exchanged unit holders on grant date	$ 531
Average unvested exchanged option and exchanged unit requisite service period	8 months 15 days
Seller's Earn-Out equity-based compensation	$ 55
Unrecognized compensation expense		$ 1,365
Total unrecognized compensation cost, expected weighted average period		8 months 8 days